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 WILLKIE FARR & GALLAGHER LLP                         New York, NY 10019-6099
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January 31, 2013

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Sanford C. Bernstein Fund, Inc.
    File Nos. 33-21844 and 811-05555
    --------------------------------

Ladies and Gentlemen:

Attached herewith please find Post-Effective Amendment No. 57 under the Securities Act of 1933, as amended (the "1933 Act") and Amendment No. 58 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A of Sanford C. Bernstein Fund, Inc. (the "Amendment"). As discussed with the staff of the Division of Investment Management (the "Staff"), the Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to formally align the filings with respect to the International Class of the International Portfolio. With respect to the International Portfolio and the Tax-Managed International Portfolio, the Amendment contains disclosure consistent with the 485(a) filing filed on November 29, 2012, which was reviewed by the Staff. The Amendment does incorporate updates made pursuant to comments from the Staff, updated performance and financial information, and other conforming updates, as well as other information relevant to other series of the Registrant that are not a part of this filing. The Registrant intends to file a 485(b) with respect to the other series of the Registrant subsequent to filing the Amendment. We have separately submitted an acceleration request on January 31, 2013 and request that the Staff declare the Amendment effective on January 31, 2013.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8510.

Sincerely,


/s/ Anthony Geron
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Anthony Geron

Enclosures

cc: Nancy E. Hay, AllianceBernstein L.P.
    Margery K. Neale, Willkie Farr & Gallagher LLP

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